Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Options
Beginning balance (in shares)	30,917,455
Granted (in shares)	9,810,235
Exercised (in shares)	956,335
Canceled (in shares)	5,316,440
Ending balance (in shares)	34,454,915	30,917,455
Exercisable (in shares)	8,017,525
Weighted average exercise price
Beginning balance (in EUR per share)	€ 2.25
Granted (in EUR per share)	0.33
Exercised (in EUR per share)	0.06
Canceled (in EUR per share)	6.60
Ending balance, Weighted average exercise price (in EUR per share)	0.99	€ 2.25
Exercisable (in EUR per share)	€ 3.11
Remaining contractual life and Aggregate intrinsic value
Outstanding, remaining contractual life (in years)	7 years	7 years
Exercisable, remaining contractual life (in years)	11 years
Beginning balance, aggregate intrinsic value	€ 3,074
Ending balance, aggregate intrinsic value	3,661	€ 3,074
Exercisable, aggregate intrinsic value	€ 821
Shares withheld for tax withholding obligation	756,200